401(k) Savings Plan	6 Months Ended
Jun. 30, 2013
401(k) Savings Plan
401(k) Savings Plan

10. 401(k) Savings Plan

In 2006, the Company sponsored a defined contribution savings plan under Section 401(k) of the Internal Revenue Code (the 401(k) Plan). The 401(k) Plan covers all employees who meet defined minimum age and service requirements, and allows participants to defer a portion of their annual compensation on a pretax basis. The Company contributes a percentage of its eligible employees' earnings. For the six months ended June 30, 2013 and 2012 and the years ended December 31, 2012, 2011 and 2010, the total amounts included in expense for its contributions were $144,000, $88,000, $208,000, $156,000, and $154,000, respectively.